Accounting for Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
May 31, 2011
Accounting For Derivative Instruments And Hedging Activities [Abstract]
Schedule Of Derivative Instruments Notional Amounts

 As of May 31, 2011, the following is the total absolute notional volume associated with our outstanding derivative instruments:

(in millions of Units)			May 31,
Instrument	Derivative Category	Unit of Measure	2011
Foreign currency derivatives	Foreign Currency	US Dollars	1,118.9
Natural gas derivatives	Commodity	MMbtu	22.5
Ocean freight contracts	Freight	Tonnes	3.1

Schedule of unrealized gains (losses) on derivative instruments related to foreign currency exchange contracts, commodities contracts and freight and their location in our Consolidated Statements of Earnings

Below is a table that shows the unrealized gains and (losses) on derivative instruments related to foreign currency exchange contracts, commodities contracts, and freight:

		Gain (loss)
(in millions)		Years ended May 31,
Derivative Instrument	Location	2011	2010
Foreign currency derivatives	Cost of goods sold	$6.8	$(6.9)
Foreign currency derivatives	Foreign currency transaction gain	7.9	30.6
Commodity derivatives	Cost of goods sold	8.3	79.6
Freight derivatives	Cost of goods sold	(2.0)	-

Schedule of gross fair market value of all derivative instruments and their location in our Consolidated Statements of Earnings

The gross fair market value of all derivative instruments and their location in our Consolidated Balance Sheet are shown by those in an asset or liability position and are further categorized by foreign currency, commodity, and freight derivatives.

(in millions)	Asset Derivatives(a)		Liability Derivatives(a)
		May 31,		May 31,
Derivative Instrument	Location	2011	Location	2011
Foreign Currency Derivatives	Other current assets	$19.1	Accrued liabilities	$(4.3)
Commodity Derivatives	Other current assets	0.9	Accrued liabilities	(5.1)
Commodity Derivatives	Other assets	0.6	Other noncurrent liabilities	(1.5)
Freight Derivatives	Other current assets	3.5	Accrued liabilities	(0.9)
Total		$24.1		$(11.8)

(in millions)	Asset Derivatives(a)		Liability Derivatives(a)
		May 31,		May 31,
Derivative Instrument	Location	2010	Location	2010
Foreign Currency Derivatives	Other current assets	$3.1	Accrued liabilities	$(3.8)
Commodity Derivatives	Other current assets	0.6	Accrued liabilities	(11.9)
Commodity Derivatives	Other assets	0.2	Other noncurrent liabilities	(1.4)
Freight Derivatives	Other current assets	9.0	Accrued liabilities	(4.4)
Total		$12.9		$(21.5)

  In accordance with U.S. GAAP the above amounts are disclosed at gross fair value and the amounts recorded on the Consolidated Balance Sheet are presented on a net basis when permitted.